[logo] Legg Mason Wood Walker, Incorporated
100 Light Street, P.O. Box 1476, Baltimore, MD  21203-1476
410-539-0000



                                   May 1, 2001




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Investment Trust, Inc.
                  1933 Act File No. 333-88715
                  1940 Act File No. 811-9613

Ladies and Gentlemen:

         Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to Legg Mason Opportunity Trust, a series of the above-referenced investment company, does not differ from the one filed in Post-Effective Amendment No. 3 that was filed electronically on March 16, 2001.

                                       Very truly yours,

                                       LEGG MASON INVESTMENT TRUST, INC.



                                       By: /s/ Marc R. Duffy
                                           -------------------------------------
                                           Marc R. Duffy
                                           Vice President and Secretary

MRD:kms